Other Liabilities	12 Months Ended
Mar. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities

NOTE 12: — OTHER LIABILITIES

a.	Other current liabilities:

	March 31,
	2021	2020
Settlements and loss contingencies (1)	$457,674	$961
Returns reserve	52,236	61,406
Accrued expenses	20,557	15,616
Employees and payroll accruals	20,179	20,195
Accrued income taxes	18,114	22,511
Medicaid and indirect rebates	16,796	37,110
Marketable securities	10,266	9,168
Deferred revenue	7,583	237
Suppliers of property, plant and equipment	2,951	1,418
Royalties	2,911	8,523
Due to customers	1,764	4,452
Lease liability	1,689	1,514
Legal and audit fees	1,197	2,743
Derivative instruments	299	3,811
Other	919	4,208
	$615,135	$193,873
(1)	See Note 13.

b.	Other long-term liabilities:

	March 31,
	2021	2020
Deferred credits	$29,227	$1,100
Accrued severance pay	1,315	1,278
Deferred revenue	1,095	1,347
Other	1,571	1,642
	$33,208	$5,367